Acquisition of Subsidiary (Tables)	12 Months Ended
Feb. 29, 2024
Acquisition of Subsidiary [Abstract]
Schedule of Fair Values of Identifiable Net Assets and the Cash Outflows on the Acquisition	The fair values of identifiable net assets and the cash outflows on the acquisition were as follows:
Figures in Rand thousands	Notes	As of February 29, 2024

Other non-current assets		2,868
Cash and cash equivalents		3,778
Other current assets (excluding cash and cash equivalents)		203
Non-current liabilities		(354)
Current liabilities		(2,683)

Net identifiable assets acquired		3,812
Add: Goodwill	8	6,223
Less: NCI based on proportionate interest		(915)
Cash consideration transferred for the business		9,120

Less: cash and cash equivalents acquired		(3,778)
Less: cash consideration payable		(240)
Net outflow of cash		5,102